UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS - 13.48%
Austria - 0.64%
BUWOG AG (a)	2,475	$50,837
CA Immobilien Anlagen AG (a)	16,461	279,444
IMMOFINANZ AG (a)	119,624	243,305
		573,586
Bermuda - 0.90%
Brookfield Property Partners LP	11,933	242,452
Hongkong Land Holdings Ltd.	95,518	560,513
		802,965
Brazil - 0.13%
BR Malls Participacoes SA	34,296	113,507

Canada - 2.09%
Brookfield Asset Management, Inc. (b)	60,946	1,870,722

Finland - 0.06%
Sponda OYJ	13,308	54,102

Germany - 0.43%
ADLER Real Estate AG (a)	18,414	211,820
DO Deutsche Office AG	4,227	16,930
TLG Immobilien AG	4,838	92,936
Vonovia SE	2,128	66,094
		387,780
Hong Kong - 2.37%
Henderson Land Development Co. Ltd.	136,187	735,317
Hysan Development Co. Ltd.	19,890	78,739
Swire Properties Ltd.	25,983	66,764
Wheelock & Co. Ltd.	315,838	1,246,497
		2,127,317
Israel - 0.07%
Azrieli Group Ltd.	1,740	63,120

Japan - 1.67%
Hulic Co. Ltd.	4,366	38,716
Mitsui Fudosan Co. Ltd.	60,887	1,414,853
Nomura Real Estate Holdings, Inc.	2,450	43,853
		1,497,422
Jersey - 0.04%
Atrium Eurpopean Real Estate Ltd. (a)	10,533	35,966

Netherlands - 0.06%
Eurocommercial Properties NV	1,318	55,152

New Zealand - 0.14%
Argosy Property Ltd.	110,786	82,760
Kiwi Property Group Ltd.	46,931	42,185
		124,945

Philippines - 0.51%
Ayala Land, Inc.	512,044	353,027
SM Prime Holdings, Inc.	235,784	102,554
		455,581
Singapore - 0.90%
CapitaLand Ltd.	57,661	122,117
United Industrial Corp. Ltd.	194,476	398,332
UOL Group Ltd.	23,221	93,448
Wing Tai Holdings Ltd.	176,050	195,245
		809,142
South Africa - 0.15%
Fortress Income Fund Ltd.	44,360	92,174
Fortress Income Fund Ltd. - Class A	44,360	42,062
		134,236
Sweden - 1.33%
Fabege AB	4,303	66,555
Fastighets AB Balder (a)	5,697	131,426
Hemfosa Fastigheter AB	30,492	337,288
Kungsleden AB	97,605	653,590
		1,188,859
Switzerland - 0.63%
Allreal Holding AG (a)	881	117,437
PSP Swiss Property AG (a)	3,221	274,258
Swiss Prime Site AG (a)	2,112	176,163
		567,858
Thailand - 0.10%
Central Pattana PCL	66,109	86,176

United Kingdom - 1.24%
Capital & Counties Properties PLC	78,394	350,678
Daejan Holdings PLC	8,222	617,813
UNITE Group PLC	16,700	141,512
		1,110,003
United States - 0.02%
Ashford, Inc. (a)	428	17,120
RMR Group, Inc. (a)	199	4,489
		21,609
TOTAL COMMON STOCKS (Cost $13,789,732)		12,080,048

REAL ESTATE IVESTMENT TRUSTS - 85.32%
Australia - 7.70%
Abacus Property Group	47,854	98,814
Astro Japan Property Group	96,272	401,162
BWP Trust	159,811	368,700
Charter Hall Retail REIT	29,018	89,047
Dexus Property Group	84,485	452,735
Goodman Group	81,156	374,447
GPT Group	57,846	202,573
Investa Office Fund	164,984	466,100
Scentre Group	382,734	1,189,988
Vicinity Centres Ltd.	905,840	2,005,495
Westfield Corp.	175,596	1,248,848
		6,897,909

Belgium - 0.33%
Befimmo SA	1,257	70,171
Cofinimmo SA	967	106,046
Warehouses De Pauw CVA	1,460	123,520
		299,737
Canada - 2.25%
Artis Real Estate Investment Trust	4,019	36,833
Boardwalk Real Estate Investment Trust	916	33,512
Canadian Apartment Properties REIT (b)	11,710	248,134
Dream Global Real Estate Investment Trust	42,596	255,954
Dream Office Real Estate Investment Trust	2,149	31,385
Granite Real Estate Investment Trust	3,500	98,947
H&R Real Estate Investment Trust	2,795	38,795
InnVest Real Estate Investment Trust	16,438	60,504
Morguard Real Estate Investment Trust	40,675	428,696
RioCan Real Estate Investment Trust	9,656	182,986
Smart Real Estate Investment Trust	25,255	600,670
		2,016,416
France - 3.06%
Affine SA	25,318	405,147
Fonciere Des Regions	5,616	460,312
Gecina SA	4,401	544,386
Klépierre	7,257	302,163
Societe de la Tour Eiffel	1,672	93,455
Unibail-Rodamco SE	3,760	935,501
		2,740,964
Greece - 0.10%
Grivalia Properties Real Estate Investment Company	10,671	88,417

Guernsey - 0.03%
Schroder Real Estate Investment Trust Ltd.	33,987	26,986

Hong Kong - 2.00%
Champion REIT	1,704,826	828,380
Link REIT	103,337	582,366
Prosperity REIT	1,066,641	385,299
		1,796,045
Ireland - 0.31%
Green REIT PLC	189,537	274,246

Italy - 0.18%
Beni Stabili SpA	121,003	77,475
Immobiliare Grande Distribuzione SIIO SpA	106,380	84,844
		162,319
Japan - 8.04%
Activia Properties, Inc.	44	236,341
Advance Residence Investment Corp.	30	72,296
Daiwa Office Investment Corp.	122	782,985
Frontier Real Estate Investment Corp.	11	50,303
Fukuoka REIT Corp.	43	74,009
Global One Real Estate Investment Corp.	120	490,055
GLP J-Reit	40	42,615
Hankyu REIT, Inc.	85	102,433
Japan Excellent, Inc.	54	74,265
Japan Hotel REIT Investment Corp.	2,836	2,475,266
Japan Logistics Fund, Inc.	32	69,429

Japan Prime Realty Investment Corp.	12	49,287
Japan Retail Fund Investment Corp.	54	123,094
Kenedix Office Investment Corp.	199	1,155,521
Mori Hills REIT Investment Corp.	127	191,263
Mori Trust Sogo Reit, Inc.	39	69,738
Nomura Real Estate Master Fund, Ltd.	240	333,358
Orix JREIT, Inc.	87	132,253
Premier Investment Corp.	480	603,633
United Urban Investment Corp.	48	75,468
		7,203,612
Netherlands - 0.46%
Vastned Retail NV	8,671	370,590
Wereldhave NV	831	42,120
		412,710
New Zealand - 0.15%
Goodman Property Trust	164,543	136,416

Singapore - 3.19%
Cambridge Industrial Trust	246,448	92,018
CapitaCommercial Trust	43,385	44,108
Fortune Real Estate Investment Trust	2,098,476	2,206,869
Mapletree Commercial Trust	108,937	109,218
Mapletree Logistics Trust	56,490	39,150
Starhill Global REIT	591,918	313,576
Suntec Real Estate Investment Trust	44,263	52,534
		2,857,473
South Africa - 0.36%
Redefine Properties Ltd.	196,954	127,262
SA Corporate Real Estate Fund	669,460	192,688
		319,950
Spain - 0.18%
Merlin Properties Socimi SA	15,110	157,750

United Kingdom - 5.06%
Big Yellow Group PLC	76,904	782,266
British Land Co. PLC	27,346	249,525
Derwent London PLC	1,215	51,045
Great Portland Estates PLC	11,080	107,189
Hammerson PLC	34,295	260,772
Hansteen Holdings PLC	151,384	226,717
Intu Properties PLC	67,630	280,946
Land Securities Group PLC	52,119	728,275
Segro PLC	37,748	217,453
Shaftesbury PLC	9,829	117,066
Tritax Big Box REIT plc	321,329	585,885
Workspace Group PLC	92,449	928,727
		4,535,866
United States - 51.92%
Acadia Realty Trust	9,657	319,164
Agree Realty Corp.	11,588	429,335
Alexander's, Inc.	2,972	1,143,715
Alexandria Real Estate Equities Inc.	652	51,612
American Assets Trust, Inc.	1,658	61,495
American Homes 4 Rent	2,874	40,236
American Tower Corp.	1,259	116,080

Apartment Investment & Management Co.	32,989	1,207,727
Ashford Hospitality Prime Inc.	332	3,264
Ashford Hospitality Trust, Inc.	8,119	44,898
AvalonBay Communities, Inc.	17,084	2,932,298
Boston Properties, Inc.	1,632	186,276
Brandywine Realty Trust	4,915	60,504
Camden Property Trust	6,208	463,986
Care Capital Properties, Inc.	1,474	39,076
CBL & Associates Properties, Inc.	11,940	137,668
Chatham Lodging Trust	2,804	56,248
Chesapeake Lodging Trust	32,994	838,378
Colony Starwood Homes	13,372	293,649
CoreSite Realty Corp.	47,722	3,076,160
Cousins Properties, Inc.	105,973	917,726
CubeSmart	5,053	151,085
DCT Industrial Trust, Inc.	2,528	91,488
DDR Corp.	4,985	83,399
DiamondRock Hospitality Co.	23,027	204,940
Digital Realty Trust, Inc.	4,384	346,643
Duke Realty Corp.	7,821	161,738
DuPont Fabros Technology, Inc. (b)	29,620	1,055,953
Easterly Government Properties, Inc.	55,000	940,500
EastGroup Properties, Inc.	1,564	84,816
Education Realty Trust, Inc.	1,768	70,101
Empire State Realty Trust, Inc.	11,499	180,304
EPR Properties (b)	2,418	150,472
Equity Commonwealth (a)(b)	1,604	42,715
Equity One, Inc.	2,757	75,569
Equity Residential	21,492	1,600,939
Essex Property Trust, Inc.	1,564	327,314
Extra Space Storage, Inc.	3,814	313,320
Federal Realty Investment Trust (b)	1,579	233,787
FelCor Lodging Trust, Inc.	9,851	72,897
First Industrial Realty Trust, Inc.	2,739	58,943
General Growth Properties, Inc.	2,102	57,847
Getty Realty Corp.	13,885	252,568
Gramercy Property Trust, Inc. (b)	53,132	401,147
HCP, Inc.	1,380	40,820
Healthcare Realty Trust, Inc. (b)	2,324	67,419
Healthcare Trust of America, Inc.	17,027	473,521
Highwoods Properties, Inc.	1,487	64,759
Host Hotels & Resorts, Inc.	3,369	51,579
Hudson Pacific Properties, Inc.	1,438	36,669
Kilroy Realty Corp.	1,447	78,529
Kimco Realty Corp.	28,267	756,142
LaSalle Hotel Properties (b)	6,189	150,702
Liberty Property Trust	2,635	76,099
LTC Properties, Inc.	17,489	777,211
Mack-Cali Realty Corp.	27,778	552,782
Monmouth Real Estate Investment Corp. - Class A	5,546	61,450
National Health Investors, Inc. (b)	18,158	1,142,320
National Retail Properties, Inc. (b)	2,093	92,050
New Senior Investment Group, Inc.	5,230	50,679
New York REIT, Inc.	11,200	107,520
Omega Healthcare Investors, Inc.	12,200	391,132

Paramount Group, Inc.	3,310	50,047
Parkway Properties, Inc. (b)	15,669	209,808
Pebblebrook Hotel Trust	7,719	209,648
Pennsylvania Real Estate Investment Trust (b)	90,473	1,733,463
Physicians Realty Trust	83,961	1,442,450
Piedmont Office Realty Trust, Inc. (b)	13,433	246,764
Post Properties, Inc.	30,404	1,694,415
Prologis, Inc.	12,521	481,558
PS Business Parks, Inc. (b)	694	63,716
Public Storage	2,291	571,582
QTS Realty Trust, Inc.	49,953	2,223,908
Ramco-Gershenson Properties Trust	3,515	59,052
Realty Income Corp. (b)	391	22,889
Regency Centers Corp.	938	66,204
Retail Opportunity Investments Corp.	3,215	59,092
Retail Properties of America, Inc.	36,861	541,488
Rexford Industrial Realty, Inc	15,000	252,750
RLJ Lodging Trust	11,443	239,960
Ryman Hospitality Properties, Inc. (b)	10,414	498,518
Sabra Health Care REIT, Inc.	19,474	387,825
Select Income REIT	11,298	232,965
Simon Property Group, Inc.	13,709	2,601,009
SL Green Realty Corp.	1,611	142,058
Sovran Self Storage, Inc.	17,269	1,838,112
Spirit Realty Capital, Inc.	5,865	62,697
STAG Industrial, Inc. (b)	40,218	706,228
Sunstone Hotel Investors, Inc. (b)	3,174	40,945
Tanger Factory Outlet Centers, Inc.	2,662	85,397
Taubman Centers, Inc. (b)	31,832	2,254,342
The Macerich Co.	773	61,129
UDR, Inc. (b)	14,766	506,917
Universal Health Realty Income Trust	1,653	85,692
Urban Edge Properties	8,432	205,066
Ventas, Inc. (b)	5,896	328,230
Vornado Realty Trust (b)	17,041	1,471,661
Washington Real Estate Investment Trust	3,612	93,442
Weingarten Realty Investors (b)	1,731	60,983
Welltower, Inc.	2,962	188,916
Winthrop Realty Trust	9,590	126,204
WP Carey, Inc.	597	33,844
		46,530,337
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $71,961,521)		76,457,153

CLOSED-END FUNDS - 0.42%
F&C Commercial Property Trust Ltd.	48,091	87,082
Picton Property Income Ltd.	116,211	108,619
UK Commercial Property Trust Ltd.	164,872	179,905
TOTAL CLOSED-END FUNDS (Cost $443,923)		375,606

WARRANTS - 0.00%
La Société de la Tour Eiffel	1,672	91
TOTAL WARRANTS (Cost $0)		91

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING-13.61%
Money Market Funds- 13.61%
Mount Vernon Securities Lending Prime Portfolio	12,192,640	12,192,640
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,192,640)		12,192,640

SHORT-TERM INVESTMENTS - 0.32%
Money Market Fund - 0.32%
Wells Fargo Advantage Government Money Market Fund	289,907	289,907
TOTAL SHORT-TERM INVESTMENTS (Cost $289,907)		289,907

Total Investments (Cost $98,677,723) - 113.15%		101,395,445
Liabilitied in Excess of Other Assets - (13.15)%		(11,781,179)
TOTAL NET ASSETS - 100.00%		$89,614,266

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of security is out on loan.

AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.96%
Accommodation - 1.40%
Civeo Corp. (a)(c)	460	$410
Isle of Capri Casinos, Inc. (a)	82,237	933,390
Marriott International, Inc. (b)	28,634	1,951,407
Pinnacle Entertainment, Inc. (a)	1,620	46,834
Wyndham Worldwide Corp. (b)	2,287	166,585
		3,098,626
Administrative and Support Services - 1.01%
AECOM (a)(b)	700	19,222
Dun & Bradstreet Corp.	5,492	526,079
Kforce, Inc.	16,711	266,374
Landauer, Inc.	603	17,529
PayPal Holdings, Inc. (a)	2,537	96,761
Priceline Group, Inc. (a)	1,030	1,303,166
		2,229,131
Air Transportation - 2.75%
Alaska Air Group, Inc.	14,908	1,101,701
American Airlines Group, Inc.	293	12,013
Delta Air Lines, Inc. (b)	2,008	96,866
Hawaiian Holdings, Inc. (a)(b)	13,000	559,260
JetBlue Airways Corp. (a)(b)	20,300	446,600
SkyWest, Inc.	6,352	114,653
Southwest Airlines Co. (b)	88,438	3,709,974
United Continental Holdings, Inc. (a)	791	45,293
		6,086,360
Ambulatory Health Care Services - 1.65%
Adeptus Health, Inc. (a)(b)	1,029	58,571
Amedisys, Inc. (a)(b)	71,490	2,626,542
Chemed Corp. (b)	7,375	947,687
LHC Group, Inc. (a)	517	18,421
		3,651,221
Animal Production and Aquaculture - 0.43%
Cal-Maine Foods, Inc. (b)	17,758	947,922

Apparel Manufacturing - 0.60%
G-III Apparel Group Ltd. (a)	3,075	162,206
Sequential Brands Group, Inc. (a)	1,439	10,030
VF Corp.	17,664	1,150,103
		1,322,339
Beverage and Tobacco Product Manufacturing - 4.67%
Altria Group, Inc. (b)	7,548	464,730
Coca-Cola Bottling Co.	4,146	724,389
Coca-Cola Co. (b)	30,562	1,318,139
Coca-Cola Enterprises, Inc.	34,332	1,665,445
Constellation Brands, Inc.	25,068	3,545,367
MGP Ingredients, Inc.	12,771	298,714
PepsiCo, Inc.	12,730	1,245,249
Reynolds American, Inc.	21,014	1,059,736
		10,321,769
Broadcasting (except Internet) - 1.06%
Cablevision Systems Corp. (a)	2,989	97,232
Comcast Corp.	395	22,803
Nexstar Broadcasting Group, Inc. (b)	12,080	539,734
Starz (a)	17,794	448,231
Walt Disney Co.	13,007	1,242,429
		2,350,429

Building Material and Garden Equipment - 2.21%
Home Depot, Inc. (b)	30,679	3,807,877
Lowe's Companies, Inc.	15,930	1,075,753
		4,883,630

Chemical Manufacturing - 11.01%
Abbott Laboratories	548	21,230
AbbVie, Inc.	25,569	1,396,323
Allergan PLC (a)(c)	15,338	4,449,707
Celgene Corp. (a)(b)	27,194	2,741,971
Chemours Co.	115	590
Chemtura Corp. (a)	784	19,780
E.I. du Pont de Nemours & Co.	579	35,244
Eagle Pharmaceuticals, Inc. (a)(b)	21,332	1,352,236
Gilead Sciences, Inc. (b)	46,684	4,073,179
Innophos Holdings, Inc.	493	14,287
Johnson & Johnson (b)	13,375	1,407,184
LyondellBasell Industries NV (c)	28,583	2,292,642
Medifast, Inc.	11,633	353,062
Monsanto Co.	587	52,824
Olin Corp. (b)	9,574	145,142
OMNOVA Solutions, Inc. (a)	2,846	14,913
PPG Industries, Inc.	4,624	446,355
Sucampo Pharmaceuticals, Inc. (a)(b)	43,756	575,391
Supernus Pharmaceuticals, Inc. (a)	45,000	564,300
Trinseo S.A. (a)(b)(c)	136,219	4,060,688
USANA Health Sciences, Inc. (a)	2,972	335,004
		24,352,052
Clothing and Clothing Accessories Stores - 2.35%
Buckle, Inc. (b)	1,340	42,612
Burlington Stores, Inc. (a)(b)	40,591	2,275,531
Cato Corp.	604	21,865
DSW, Inc. (b)	2,071	54,260
Francesca's Holdings Corp. (a)	1,826	33,014
Hanesbrands, Inc.	49,200	1,401,708
Ross Stores, Inc.	7,942	436,651
TJX Companies, Inc. (b)	12,578	932,030
		5,197,671

Computer and Electronic Product Manufacturing - 8.42%
Alliance Fiber Optic Products, Inc. (a)	9,358	129,140
Apple, Inc.	86,586	8,372,000
Applied Materials, Inc.	21,678	409,064
Applied Optoelectronics, Inc. (a)	1,563	28,118
ARRIS International PLC (a)(c)	33,325	796,134
Broadcom Ltd. (c)	11,473	1,537,038
Cavium, Inc. (a)	356	21,178
Ciena Corp. (a)(b)	971	19,906
Dexcom, Inc. (a)	3,270	212,746
EMC Corp.	3,722	97,256
Enphase Energy, Inc. (a)(b)	1,788	4,166
Halyard Health, Inc. (a)	26	664
Harman International Industries, Inc.	764	58,584
Harris Corp.	14,076	1,098,210
Inphi Corp. (a)(b)	805	20,367
Intel Corp.	24,881	736,229
Ixia (a)	1,751	19,979
Juniper Networks, Inc.	42,476	1,049,157
MaxLinear, Inc. (a)	1,478	23,781
Medtronic PLC (c)	10,612	821,263
Microsemi Corp. (a)(b)	9,859	341,428
NXP Semiconductors N.V. (a)(c)	445	31,702
OSI Systems, Inc. (a)	3,467	209,303
QUALCOMM, Inc.	12,074	613,238
Rambus, Inc. (a)(b)	2,207	28,757
Rofin-Sinar Technologies Inc. (a)	819	18,296
Roper Industries, Inc.	213	35,769
Rubicon Technology, Inc. (a)	6,102	5,845
Skyworks Solutions, Inc.	1,446	96,087
St. Jude Medical, Inc.	20,072	1,077,666

TTM Technologies, Inc. (a)	3,040	19,942
Western Digital Corp.	15,992	696,132
		18,629,145
Construction of Buildings - 0.05%
KB Home (b)	1,575	19,215
NVR, Inc. (a)	58	94,946
		114,161
Credit Intermediation and Related Activities - 3.14%
Ameriprise Financial, Inc.	9,150	768,143
Heartland Payment Systems, Inc.	453	42,365
LendingTree, Inc. (a)(b)	27,300	2,412,501
Visa, Inc. (b)	41,652	3,015,188
Wells Fargo & Co.	14,808	694,791
Western Union Co. (b)	1,254	22,898
		6,955,886
Data Processing, Hosting and Related Services - 0.54%
DST Systems, Inc.	11,521	1,204,866

Educational Services - 0.56%
ITT Educational Services, Inc. (a)(b)	3,750	11,025
Strayer Education, Inc. (a)(b)	27,089	1,222,527
		1,233,552
Electrical Equipment, Appliance, and Component Manufacturing - 1.28%
AO Smith Corp.	457	32,164
Helen Of Troy Corp Ltd. (a)(c)	20,473	1,952,305
Whirlpool Corp.	5,440	844,941
		2,829,410
Electronics and Appliance Stores - 0.29%
Aaron's, Inc.	9,884	227,233
REX American Resources Corp. (a)(b)	8,069	407,485
		634,718
Fabricated Metal Product Manufacturing - 0.06%
Builders FirstSource, Inc. (a)	16,739	132,740

Food and Beverage Stores - 3.16%
Core-Mark Holding Co., Inc.	9,140	672,978
Ingles Markets, Inc. (b)	23,415	789,788
Kroger Co.	138,480	5,526,737
		6,989,503
Food Manufacturing - 1.15%
Bunge Ltd. (b)(c)	6,298	313,137
Diamond Foods, Inc. (a)	333	11,074
Farmer Brothers Co. (a)	2,694	71,014
Ingredion, Inc.	323	32,694
John B Sanfilippo & Son, Inc.	20,229	1,407,938
Kraft Heinz Co.	1,138	87,649
Omega Protein Corp. (a)	12,223	290,296
Sanderson Farms, Inc. (b)	3,526	321,783
		2,535,585
Food Services and Drinking Places - 1.85%
Buffalo Wild Wings, Inc. (a)(b)	499	79,166
Cracker Barrel Old Country Store, Inc. (b)	16,739	2,478,209
Dave & Busters Entertainment, Inc. (a)	38,421	1,418,119
McDonald's Corp.	801	93,869
Papa John's International, Inc.	546	31,750
		4,101,113
Furniture and Home Furnishings Stores - 0.54%
Bassett Furniture Industries, Inc.	38,314	1,186,968

Furniture and Related Product Manufacturing - 0.14%
Patrick Industries, Inc. (a)	6,496	287,058
Select Comfort Corp. (a)	1,476	26,421
		313,479

General Merchandise Stores - 1.15%
Dollar General Corp.	16,044	1,191,267
Macy's, Inc.	6,271	270,970
Wal-Mart Stores, Inc.	16,460	1,091,956
		2,554,193
Health and Personal Care Stores - 2.33%
CVS Health Corp. (b)	10,581	1,028,155
Express Scripts Holding Co. (a)(b)	10,163	715,272
McKesson Corp.	15,629	2,432,185
Walgreens Boots Alliance, Inc.	12,437	981,777
		5,157,389
Heavy and Civil Engineering Construction - 0.43%
Dycom Industries, Inc. (a)(b)	16,539	942,227
LGI Homes, Inc. (a)(b)	765	18,161
		960,388
Hospitals - 0.16%
HCA Holdings, Inc. (a)	5,118	354,217

Insurance Carriers and Related Activities - 6.49%
Allied World Assurance Co. Holdings AG (c)	62,087	2,010,998
Anthem, Inc. (b)	23,690	3,096,046
Argo Group International Holdings Ltd. (c)	11,060	616,374
Cigna Corp.	13,167	1,838,245
Endurance Specialty Holdings Ltd. (c)	928	57,787
Hanover Insurance Group, Inc.	1,761	146,075
HCI Group, Inc. (b)	7,450	261,793
Prudential Financial, Inc.	11,060	730,955
Travelers Companies, Inc.	10,237	1,100,682
Universal Insurance Holdings, Inc. (b)	85,433	1,667,652
Validus Holdings Ltd. (c)	55,614	2,497,625
Willis Towers Watson PLC (c)	2,860	324,095
		14,348,327
Leather and Allied Product Manufacturing - 1.18%
NIKE, Inc.	1,934	119,115
Skechers USA, Inc. (a)(b)	75,858	2,497,245
		2,616,360
Machinery Manufacturing - 0.22%
Cameron International Corp. (a)	430	28,191
Cummins, Inc.	3,251	317,200
Deere & Co. (b)	261	20,927
KLA-Tencor Corp.	391	26,486
Zebra Technologies Corp. (a)	1,602	98,972
		491,776
Management of Companies and Enterprises - 0.29%
American Equity Investment Life Holding Co.	37,949	516,106
EchoStar Corp. (a)	470	21,009
Tile Shop Holdings, Inc. (a)(b)	7,688	97,023
		634,138
Merchant Wholesalers, Durable Goods - 1.19%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	28,392
Arrow Electronics, Inc. (a)	17,635	1,008,017
Delphi Automotive PLC (c)	6,937	462,559
HD Supply Holdings, Inc. (a)	1,255	34,876
Henry Schein, Inc. (a)(b)	361	59,727
LKQ Corp. (a)	17,220	475,272
O'Reilly Automotive, Inc. (a)(b)	1,636	425,884
WestRock Co.	3,970	134,067
		2,628,794
Merchant Wholesalers, Nondurable Goods - 0.01%
Herbalife Ltd. (a)(b)(c)	552	30,222

Mining (except Oil and Gas) - 0.01%
Martin Marietta Materials, Inc.	171	24,388

Miscellaneous Manufacturing - 3.14%
3M Co.	4,752	745,446
ABIOMED, Inc. (a)(b)	32,426	2,594,404
Becton Dickinson & Co.	375	55,294
CR Bard, Inc.	202	38,861
Inogen, Inc. (a)	29,969	1,024,341
iRadimed Corp. (a)(b)	40,459	721,384
JAKKS Pacific, Inc. (a)(b)	20,097	145,502
Matson, Inc.	2,773	111,170
Vascular Solutions, Inc. (a)	869	26,122
Zimmer Biomet Holdings, Inc. (b)	15,294	1,480,612
		6,943,136
Miscellaneous Store Retailers - 1.33%
1-800-Flowers.com, Inc. (a)(b)	38,757	302,692
Central Garden & Pet Co. (a)	156,128	2,112,412
Stamps.com, Inc. (a)	4,424	524,377
		2,939,481
Motion Picture and Sound Recording Industries - 0.53%
Cinemark Holdings, Inc.	8,730	288,963
NetFlix, Inc. (a)(b)	9,360	874,318
		1,163,281
Motor Vehicle and Parts Dealers - 1.17%
Asbury Automotive Group, Inc. (a)	14,924	871,562
AutoZone, Inc. (a)	197	152,590
Group 1 Automotive, Inc.	5,740	320,062
Lithia Motors, Inc. (b)	13,459	1,247,919
		2,592,133
Nonstore Retailers - 0.54%
Amazon.com, Inc. (a)	43	23,758
eBay, Inc. (a)	13,037	310,281
GNC Holdings, Inc.	1,769	50,381
Nutrisystem, Inc.	39,443	802,665
		1,187,085
Nursing and Residential Care Facilities - 0.06%
Eldorado Resorts, Inc. (a)	9,871	98,809
Ensign Group, Inc.	2,122	43,522
		142,331
Oil and Gas Extraction - 0.01%
California Resources Corp. (b)	334	188
Par Pacific Holdings, Inc. (a)	945	18,616
		18,804
Other Information Services - 2.31%
Alphabet, Inc. (a)	3,997	2,788,987
Facebook, Inc. (a)	21,686	2,318,667
Liberty Global PLC LILAC- Class A (a)(c)	29	984
Liberty Global PLC LILAC- Class C (a)(c)	72	2,642
		5,111,280
Paper Manufacturing - 0.34%
International Paper Co.	5,915	211,165
Kimberly-Clark Corp.	209	27,233
Schweitzer-Mauduit International, Inc.	17,148	518,213
Veritiv Corp. (a)(b)	113	3,609
		760,220
Performing Arts, Spectator Sports, and Related Industries - 0.02%
Boyd Gaming Corp. (a)(b)	2,079	36,008

Personal and Laundry Services - 0.01%
Weight Watchers International, Inc. (a)(b)	2,691	31,673

Petroleum and Coal Products Manufacturing - 0.19%
Western Refining, Inc. (b)	15,926	424,746

Plastics and Rubber Products Manufacturing - 1.02%
AEP Industries, Inc.	2,456	193,312
Goodyear Tire & Rubber Co. (b)	50,929	1,533,981
Jarden Corp. (a)(b)	2,161	114,274
ZAGG, Inc. (a)(b)	39,995	416,748
		2,258,315
Primary Metal Manufacturing - 0.02%
Global Brass & Copper Holdings, Inc.	1,779	39,209

Printing and Related Support Activities - 0.22%
Avery Dennison Corp.	6,566	427,578
Deluxe Corp. (b)	768	44,091
Multi-Color Corp.	392	19,082
		490,751
Professional, Scientific, and Technical Services - 5.46%
Accenture PLC (c)	2,481	248,745
Amgen, Inc. (b)	3,682	523,875
Booz Allen Hamilton Holding Corp.	16,725	461,610
Broadridge Financial Solutions, Inc.	987	55,400
CACI International, Inc. (a)	4,293	414,790
Callidus Software, Inc. (a)	1,780	24,439
Cimpress N.V. (a)(b)(c)	20,500	1,807,690
Ebix, Inc. (b)	38,604	1,429,506
Gigamon, Inc. (a)	5,500	150,535
Globant S.A. (a)(b)(c)	24,304	749,778
Hackett Group, Inc.	127,000	1,765,300
International Business Machines Corp.	1,940	254,198
MasterCard, Inc.	33,957	2,951,543
Mistras Group, Inc. (a)	5,028	107,901
PRA Health Sciences, Inc. (a)(b)	23,478	1,013,545
Syntel, Inc. (a)	1,940	88,697
Synutra International, Inc. (a)	4,862	24,748
		12,072,300
Publishing Industries (except Internet) - 7.32%
Electronic Arts, Inc. (a)(b)	74,478	4,784,467
EPAM Systems, Inc. (a)	10,962	749,582
ePlus, Inc. (a)	13,095	983,304
Journal Media Group, Inc.	56,287	676,570
Manhattan Associates, Inc. (a)	35,102	1,939,736
Microsoft Corp.	100,688	5,123,005
News Corp.	10,508	113,697
Oracle Corp. (b)	42,407	1,559,729
SS&C Technologies Holdings, Inc.	4,216	245,751
Xura, Inc. (a)(b)	923	18,118
		16,193,959
Real Estate - 0.29%
Avis Budget Group, Inc. (a)	10,151	260,272
Impac Mortgage Holdings, Inc. (a)(b)	13,200	176,484
Marcus & Millichap, Inc. (a)	9,604	214,073
		650,829
Rental and Leasing Services - 0.68%
Aircastle Ltd. (b)(c)	22,939	460,156
AMERCO	3,045	1,043,857
		1,504,013
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.29%
BlackRock, Inc.	143	44,610
Nasdaq, Inc.	9,402	595,052
Waddell & Reed Financial, Inc.	199	4,661
		644,323
Specialty Trade Contractors - 0.01%
Comfort Systems USA, Inc.	763	21,402

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.44%
Build-A-Bear Workshop, Inc. (a)	59,168	844,919
Michaels Companies, Inc. (a)(b)	4,039	94,109
Sportsman's Warehouse Holdings, Inc. (a)	2,262	29,338
		968,366
Support Activities for Mining - 0.01%
Erin Energy Corp. (a)(b)	6,132	14,839

Support Activities for Transportation - 0.31%
Expedia, Inc.	6,673	694,726

Telecommunications - 2.34%
ARC Group Worldwide, Inc. (a)(b)	3,360	5,645
Argan, Inc.	706	22,783
AT&T, Inc. (b)	59,370	2,193,721
FairPoint Communications, Inc. (a)	9,969	149,834
Inteliquent, Inc.	38,226	650,607
j2 Global, Inc. (b)	8,975	655,893
Neustar, Inc. (a)(b)	1,011	25,144
Shenandoah Telecommunications Co.	7,390	178,542
Verizon Communications, Inc. (b)	22,628	1,147,918
Vonage Holdings Corp. (a)	27,701	148,754
		5,178,841
Transportation Equipment Manufacturing - 7.84%
Boeing Co. (b)	10,953	1,294,426
BorgWarner, Inc.	354	11,569
Commercial Vehicle Group, Inc. (a)	3,726	9,352
Honeywell International, Inc.	491	49,763
Huntington Ingalls Industries, Inc.	35,084	4,598,109
Lawson Products, Inc. (a)	3,702	60,120
Lear Corp.	52,249	5,295,436
Lockheed Martin Corp. (b)	27,853	6,010,399
Meritor, Inc. (a)	2,416	17,951
		17,347,125
Truck Transportation - 0.00%
YRC Worldwide, Inc. (a)	1,440	11,592

Utilities - 0.05%
Genie Energy Ltd. (a)	2,002	18,559
Ormat Technologies, Inc. (b)	2,151	82,082
		100,641
Water Transportation - 0.22%
Gener8 Maritime, Inc. (a)(c)	2,356	14,631
Royal Caribbean Cruises Ltd. (c)	6,495	483,033
		497,664
Wood Product Manufacturing - 0.01%
Ply Gem Holdings, Inc. (a)	1,854	18,911

TOTAL COMMON STOCKS (Cost $174,839,921)		221,160,452

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 33.82%
Money Market Fund - 33.82%
Mount Vernon Securities Lending Portfolio	74,816,518	74,816,518
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $74,816,518)		74,816,518

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Wells Fargo Advantage Government Money Market Fund - Inst'l Class, 0.160%	2,201	2,201
TOTAL SHORT-TERM INVESTMENTS (Cost $2,201)		2,201

Total Investments (Cost $249,658,640) - 133.78%		295,979,171
Liabilities in Excess of Other Assets - (33.78)%		(74,734,509)
TOTAL NET ASSETS - 100.00%		$221,244,662

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign issued security.

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
LiLAC	Liberty Latin America and Caribbean Group
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
N.V.	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S.A.	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.84%
Australia - 10.53%
AGL Energy Ltd.	995	$12,987
Alumina Ltd.	11,746	11,245
Bank of Queensland Ltd.	115,843	870,151
Caltex Australia Ltd.	41,815	1,086,097
CSL Ltd.	9,077	663,758
Incitec Pivot Ltd.	6,791	14,055
Macquarie Group Ltd.	3,257	148,796
Qantas Airways Ltd. (a)	1,844,044	5,065,370
QBE Insurance Group Ltd.	2,749	20,658
Ramsay Health Care Ltd.	13,844	652,798
Sonic Healthcare Ltd.	6,174	81,111
South32 Ltd. (a)	42,082	37,445
Sydney Airport	198,098	909,949
TPG Telecom Ltd.	383,819	2,868,104
Treasury Wine Estates Ltd.	299,610	2,056,713
Wesfarmers Ltd.	608	16,921
Woolworths Ltd.	390	6,355
		14,522,513
Belgium - 2.54%
Anheuser-Busch InBev NV	10,242	1,145,847
Colruyt SA	25,850	1,385,795
KBC Groep NV	16,598	878,964
UCB SA	1,154	85,397
		3,496,003
Bermuda - 1.63%
Cheung Kong Infrastructure Holdings Ltd.	220,385	2,247,565

Denmark - 5.08%
AP Moller - Maersk A/S	15	19,713
Coloplast A/S	10,733	811,047
Danske Bank A/S	23,476	640,715
Novo Nordisk A/S	28,844	1,485,024
Pandora A/S	31,955	4,033,933
Tryg A/S	895	16,332
		7,006,764
Finland - 1.48%
Neste OYJ	20,918	654,861
Nokia OYJ	224,990	1,362,806
Stora Enso OYJ	2,458	20,238
		2,037,905
France - 8.35%
Aeroports de Paris	2,994	351,255
Arkema SA	5,997	366,137
AtoS SE	2,165	157,697
Bureau Veritas SA	562	11,196
Credit Agricole SA	156,912	1,639,894
Danone SA	2,781	193,414
Dassault Systemes	2,934	222,246
Essilor International SA	1,617	192,074
Imerys SA	886	53,606
L'Oreal SA	1,861	313,226
Legrand SA	1,384	68,801
Natixis SA	68,728	367,791
Numericable-SFR SA	57,746	2,106,975
Pernod-Ricard SA	2,332	248,065
Peugeot SA (a)	265,065	3,976,939
Remy Cointreau SA	227	15,667
Safran SA	10,641	659,301
Societe BIC SA	2,222	308,189
Wendel SA	620	58,966
Zodiac Aerospace	11,813	196,755
		11,508,194

Germany - 10.49%
Bayer AG	6,397	663,167
Bayerische Motoren Werke AG - Preference Shares	3,666	247,209
Commerzbank AG	3,515	28,401
Continental AG	4,446	884,924
Daimler AG	564	38,373
Deutsche Boerse AG	938	77,122
Deutsche Lufthansa AG	87,868	1,308,532
Fresenius Medical Care AG & Co. KGaA	1,091	91,602
Fresenius SE & Co. KGaA	17,408	1,143,388
GEA Group AG	1,632	71,812
HeidelbergCement AG	10,482	766,794
Henkel AG & Co. KGaA - Ordinary Shares	5,764	508,850
HUGO BOSS AG	98	5,574
Infineon Technologies AG	105,569	1,281,341
Kabel Deutschland Holding AG	7,275	900,247
Merck KGaA	192	16,273
Muenchener Rueckversicherungs-Gesellschaft AG	5,269	1,034,288
OSRAM Licht AG	8,242	385,055
Porsche Automobil Holding SE	24,293	1,098,693
ProSiebenSat.1 Media SE	3,845	196,530
Symrise AG	32,820	2,092,785
United Internet AG	13,422	653,602
Volkswagen AG - Ordinary Shares	6,480	900,631
Volkswagen AG - Preferred Shares	634	73,726
		14,468,919
Hong Kong - 0.08%
Cathay Pacific Airwave Ltd.	72,334	115,234

Ireland - 0.69%
Bank of Ireland- London Exchange (a)	39,445	11,329
Bank of Ireland- Dublin Exchange (a)	3,340,950	947,412
		958,741
Israel - 0.78%
Bank Leumi Le-Isreal BM (a)	4,909	16,377
Mizrahi Tefahot Bank Ltd.	56,633	625,230
NICE-Systems, Ltd.	1,147	68,791
Teva Pharmaceutical Industries Ltd.	6,454	362,126
		1,072,524
Italy - 0.31%
Luxottica Group SpA	1,899	108,404
Saipem SpA (a)	1,318	542
Unione di Banche Italiane SpA	84,880	325,801
		434,747
Japan - 14.27%
Acom Co. Ltd.	12,800	57,028
Asahi Glass Co. Ltd.	178,000	861,597
Astellas Pharma, Inc.	1,129	16,244
Bridgestone Corp.	393	13,760
Calbee, Inc.	27,656	1,119,419
Casio Computer Co. Ltd.	935	17,222
Fuji Heavy Industries Ltd.	38	1,243
Hakuhodo DY Holdings, Inc.	7,400	83,614
ITOCHU Corp.	110,730	1,305,419
Japan Airlines Co. Ltd.	81,370	2,911,543
Japan Airport Terminal Co., Ltd.	1,342	47,163
KDDI Corp.	10,200	260,590
Keisei Electric Railway Co. Ltd.	4,208	57,829
Koito Manufacturing Co. Ltd.	1,931	85,062
Konami Corp.	56,700	1,375,972
Kose Corp.	1,606	138,073
Mabuchi Motor Co. Ltd.	4,751	208,341
MEIJI Holdings Co. Ltd.	13,828	1,109,369
Minebea Co. Ltd.	1,554	11,410
Murata Manufacturing Co. Ltd.	9,240	1,108,787
Nagoya Railroad Co. Ltd.	3,535	16,914
NGK Spark Plug Co. Ltd.	1,795	33,504
NH Foods Ltd.	829	17,442
Nippon Paint Holdings Co. Ltd.	77,983	1,560,992
Nisshin Seifun Group	66,051	1,079,394

Nissin Foods Holdings Co. Ltd.	1,237	56,776
Nitori Holdings Co. Ltd.	16,679	1,281,043
Omron Corp.	321	8,478
Otsuka Holdings Co. Ltd.	413	14,597
Panasonic Corp.	1,138	9,578
Seiko Epson Corp.	12,042	193,612
Sekisui House Ltd.	1,049	17,072
Seven Bank Ltd.	15,899	68,031
Shimizu Corp.	359,211	2,730,317
Shionogi & Co., Inc.	6,447	276,436
Shiseido Co., Ltd.	37,300	810,976
Sumitomo Chemical Co. Ltd.	116,800	511,452
Sumitomo Rubber Industries Ltd.	955	13,649
Suruga Bank Ltd.	9,199	147,353
Toyota Motor Corp.	232	12,096
Yamaha Corp.	919	25,618
		19,675,015
Jersey - 0.94%
Shire PLC	19,020	992,263
Wolseley PLC	5,831	299,026
		1,291,289
Luxembourg - 0.00%
Tenaris SA	636	6,902

Netherlands - 8.77%
Airbus Group SE	27,436	1,770,639
Akzo Nobel NV	446	26,187
Boskalis Westminster NV	1,361	49,513
Ferrari NV (a)	23,975	928,234
Fiat Chrysler Automobiles NV	239,757	1,639,826
Heineken Holding NV	16,716	1,210,657
Heineken NV	14,853	1,192,005
ING Groep NV	92,356	1,101,012
Koninklijke Ahold NV	71,456	1,564,707
NN Group N.V.	74,158	2,284,316
Randstad Holding NV	1,208	62,289
STMicroelectronics NV	12,576	71,974
Unilever NV	4,421	190,669
		12,092,028
New Zealand - 0.11%
Spark New Zealand Ltd.	66,637	150,466

Norway - 0.09%
Orkla ASA	15,891	131,087

Portugal - 0.22%
Banco Espirito Santo SA (a)	36,955	4,824
Jeronimo Martins SGPS SA	21,400	302,054
		306,878
Singapore - 1.44%
ComfortDelGro Corp. Ltd.	916,785	1,960,704
Fraser & Neave Ltd.	14,289	20,021
		1,980,725
Spain - 1.84%
Abertis Infraestructuras SA	602	9,021
Aena SA (a)	705	79,837
Amadeus IT Holding SA	20,437	820,357
Ferrovial SA	701	13,506
Industria de Diseño Textil SA	6,310	194,696
Red Electrica Corp. SA	17,922	1,417,330
		2,534,747
Sweden - 4.29%
Assa Abloy AB	2,082	39,916
Boliden AB	48,518	726,661
Holmen AB	303	8,866
Industrivarden AB	22,655	348,624
Investor AB	94,075	3,116,426
Svenska Cellulosa AB SCA	32,519	969,501
Swedbank AB	34,876	704,488
		5,914,482

Switzerland - 12.74%
Actelion Ltd. (a)	3,911	541,749
Aryzta AG (a)	34,195	1,625,250
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	50	285,585
Chocoladefabriken Lindt & Spruengli AG - Registered Shares	1	68,728
Cie Financiere Richemont SA	138	8,763
Coca-Cola HBC AG (a)	4,221	80,256
Credit Suisse Group AG (a)	70,336	941,391
EMS-Chemie Holding AG	2,820	1,307,648
Galenica AG (a)	824	1,234,957
Lonza Group AG (a)	37,766	5,718,534
Nestle SA	4,327	302,591
Novartis AG	8,912	634,788
Roche Holdings AG	4,748	1,217,460
Sonova Holding AG	111	13,293
Swatch Group AG	281	19,516
Swiss Re Group AG	39,652	3,514,593
UBS Group AG	3,540	54,081
		17,569,183
United Kingdom - 8.17%
3i Group PLC	227,186	1,375,772
ARM Holdings PLC	7,277	99,997
Associated British Foods PLC	24,619	1,159,712
Aviva PLC	11,767	71,397
Babcock International Group PLC	30,121	381,114
BHP Billiton PLC	1,508	15,168
British American Tobacco PLC	5,377	292,531
BT Group PLC	134,877	908,281
Bunzl PLC	12,100	323,836
Carnival PLC	42,012	2,075,439
Croda International PLC	1,363	56,072
GKN PLC	4,706	17,890
Hargreaves Lansdown PLC	8,814	151,102
Imperial Brands PLC	8,797	454,063
Intertek Group PLC	1,145	46,277
ITV PLC	41,951	144,477
Kingfisher PLC	2,816	13,008
Lloyds Banking Group PLC	236,383	237,216
London Stock Exchange Group PLC	6,424	238,000
Melrose Industries PLC	3,332	15,173
Mondi PLC	10,800	192,686
Next PLC	5,301	496,675
Persimmon PLC	26,733	807,907
Provident Financial PLC	2,500	112,496
Rexam PLC	5,929	50,203
Rio Tinto PLC	1,017	26,750
Royal Mail PLC	10,104	63,643
Tate & Lyle PLC	5,289	42,976
Taylor Wimpey PLC	513,934	1,324,099
Tesco PLC (a)	9,663	24,119
Tullow Oil PLC (a)	7,960	18,538
Weir Group PLC	1,736	22,963
		11,259,580
TOTAL COMMON STOCKS (Cost $123,343,887)		130,781,491

EXCHANGE-TRADED FUNDS - 4.55%
iShares MSCI EAFE ETF	117,000	6,271,200
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,200,593)		6,271,200

SHORT-TERM INVESTMENTS - 0.30%
Money Market Fund - 0.30%
Wells Fargo Advantage Government Money Market Fund - Inst'l Class, 0.160%	417,869	417,869
TOTAL SHORT-TERM INVESTMENTS (Cost $417,869)		417,869

Total Investments (Cost $129,962,349) - 99.69%		137,470,560
Other Assets in Excess of Liabilities - 0.31%		421,723
TOTAL NET ASSETS - 100.00%		$137,892,283

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a sotck company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
February 29, 2016 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at February 29, 2016 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$249,658,640	$129,962,349	$98,677,723
Gross unrealized appreciation	$55,508,592	$20,938,072	$9,208,414
Gross unrealized depreciation	(9,188,061)	(13,429,861)	(6,490,692)
Net unrealized appreciation (depreciation)	$46,320,531	$7,508,211	$2,717,722

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by and approved pricing service.

Debt securities are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.

For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the
Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”). The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 29, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1 (1)	Level 2 (1)	Level 3	Total
Common Stock*	$221,149,378	$11,074	$-	$221,160,452
Short-Term Investments	2,201	-	-	2,201
Investments Purchased with Proceeds from Securities Lending	74,816,518	-	-	74,816,518

Total Investment in Securities	$295,968,097	$11,074	$-	$295,979,171

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized at the end of the financial reporting period.

Transfers into Level 1	$-
Transfers out of Level 1	(11,074)
Net transfers in and/or out of Level 1	$(11,074)

Transfers into Level 2	$11,074
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$11,074

(1) Transfers in and out of Level 1 and Level 2 resulted from securities priced with an official close price (Level 1) or on days where there is not an ofiicial close price the beam between the bid and ask prices was used (Level 2).

The Fund held no Level 3 securities during the period ended February 29, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 29, 2016, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$1,207,652	$129,573,839	$-	$130,781,491
Exchange-Traded Funds	6,271,200	-	-	6,271,200
Short-Term Investments	417,869	-	-	417,869

Total Investment in Securities	$7,896,721	$129,573,839	$-	$137,470,560

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$88,749
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$88,749

Transfers into Level 2	$-
Transfers out of Level 2	(88,749)
Net transfers in and/or out of Level 2	$(88,749)

(1) For foreign securities transfers in and out of Level 1 and Level 2 resulted from securities which were priced using a systematic fair valuation model.
For domestic securities transfers in and out of Level 1 and Level 2 resulted from securities priced with an official close price (Level 1) or on days where there is not an ofiicial close price the beam between the bid and ask prices was used (Level 2).

The Fund held no Level 3 securities during the period ended February 29, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 29, 2016, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$2,365,729	$9,714,319	$-	$12,080,048
Closed-End Funds	-	375,606	-	375,606
Real Estate Investment Trusts*	49,857,957	26,599,196	-	76,457,153
Warrants	-	91	-	91
Short-Term Investments	289,907	-	-	289,907
Investments Purchased with Proceeds from Securities Lending	12,192,640	-	-	12,192,640

Total Investment in Securities	$64,706,233	$36,689,212	$-	$101,395,445

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$340,224
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$340,224

Transfers into Level 2	$-
Transfers out of Level 2	(340,224)
Net transfers in and/or out of Level 2	$(340,224)

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended February 29, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 29, 2016, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                   ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date______ 4/21/2016      _                                                          ____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date______ 4/21/2016      _                                                          ____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date______ 4/21/2016      _                                                          ____

* Print the name and title of each signing officer under his or her signature.